Group Income Statement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenue	R 49,275	R 42,645	R 41,733
Cost of sales	(39,535)	(41,927)	(35,489)
Production costs	(34,866)	(33,099)	(29,774)
Amortisation and depreciation	(3,454)	(3,683)	(3,875)
Impairment of assets	0	(4,433)	(1,124)
Other items	(1,215)	(712)	(716)
Gross profit	9,740	718	6,244
Corporate, administration and other expenditure	(1,044)	(984)	(1,068)
Exploration expenditure	(506)	(214)	(177)
Gains/(losses) on derivatives	(194)	53	1,022
Foreign exchange translation gain/(loss)	(634)	(327)	670
Other operating expenses	(268)	(1)	(241)
Operating profit/(loss)	7,094	(755)	6,450
Gain on bargain purchase	0	0	303
Acquisition-related costs	(214)	0	(124)
Share of profits from associate	57	63	83
Investment income	663	352	331
Finance costs	(994)	(718)	(661)
Profit/(loss) before taxation	6,606	(1,058)	6,382
Taxation	(1,723)	46	(1,258)
Net profit/(loss) for the year	4,883	(1,012)	5,124
Attributable to:
Non-controlling interest	63	40	37
Owners of the parent	R 4,820	R (1,052)	R 5,087
Earnings/(loss) per ordinary share (cents)
Basic earnings/(loss) per share	R 7.80	R (1.72)	R 8.42
Diluted earnings/(loss) per ordinary share (cents)
Total diluted earnings/(loss) per share	R 7.77	R (1.72)	R 8.25